ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

July 31, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Ladies and Gentlemen:
Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, the Trust, on behalf of its series, International Vegan Climate ETF, hereby submits Post-Effective Amendment No. 1199 to the Trust’s Registration Statement for the sole purpose of designating August 8, 2026 as the new effective date for Post-Effective Amendment No. 1102, previously filed on February 17, 2026.
If you have any questions or require further information, please do not hesitate to contact me at noellenadia.filali@usbank.com

Sincerely,

/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
Assistant Secretary